SCHEDULE OF RECONCILIATION OF NUMERATORS AND DENOMINATORS OF BASIC AND DILUTED LOSS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
Net Loss (in thousands)	$ (3,547)	$ (3,530)	$ (4,629)	$ (4,706)	$ (2,317)	$ (6,578)	$ (11,706)	$ (13,601)	$ (16,690)	$ (29,885)
Shares used in computing net loss per share, basic	15,405,672			9,776,436			13,269,646	8,838,342	9,233,306	7,769,109
Shares used in computing net loss per share, diluted	15,405,672			9,776,436			13,269,646	8,838,342	9,233,306	7,769,109
Net loss per share, basic	$ (0.23)			$ (0.48)			$ (0.88)	$ (1.54)	$ (1.81)	$ (3.85)
Net loss per share, diluted	$ (0.23)			$ (0.48)			$ (0.88)	$ (1.54)	$ (1.81)	$ (3.85)